Business Combination (Details) - Business Combination, Series of Individually Immaterial Business Combinations [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Business Combination [Line Items]
Business acquisition from related parties	1
Consideration of the business acquisitions